Consolidated Statements of Cash Flows - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	¥ 742,619	¥ 389,389	¥ 278,688
Income from discontinued operations, net of income taxes	(6,742)	78,628
Net income from continuing operations	749,361	310,761	278,688
Adjustments to reconcile net income from continuing operations to net cash provided by (used in) operating activities:
Depreciation and amortization expense	300,864	307,456	151,638
Impairment loss on long-term investments		22,847
Impairment loss on property, plant and equipment	11,617
Asset retirement obligations accretion expense	75	332
Fair value change of short-term investments	3,501	(15,825)	(1,063)
Fair value change of long-term investments	(30,734)	9,686	(9,874)
Loss (income) from equity method investments	1,689	748	(109)
Allowance for credit losses	48,308	18,137	5,791
Loss on disposal of property, plant and equipment	1,871	9,428	9,425
Gain on disposal of solar power systems		(13,098)
Revenue from sales of inventories transferred from property, plant and equipment and solar power systems	(525,432)
Non-cash lease expense	424,838	463,926	470,358
Loss on modification of operating lease contracts	651	29	97
Gain on sale-leaseback transactions	(24,988)
Gain on termination of finance lease contract	(28)
Amortization of debt issuance costs	2,855	3,975	3,561
Deferred income tax benefit	(373,969)	(102,909)	(11,410)
Stock based compensation	201,914	6,580	11,564
Changes in operating assets and liabilities:
Term deposits	(779)	138	(970)
Accounts receivable, net	(75,487)	24,877	28
Inventories	(6,465,203)	(4,861,251)	(270,399)
Prepaid expenses, net	232,617	2,767	84,397
Other current assets, net	(119,284)	(116,222)	(25,744)
Other assets, net	(49,690)	(235,249)	(111,327)
Accounts payable	137,437	252,754	79,910
Accrued liabilities	117,892	100,695	12,961
Other current liabilities	(575,304)	545,401	(136,279)
Income tax payables	35,454	293,787	(89,679)
Deferred revenue	(63,164)	88,635	61,190
Operating lease liabilities	(423,483)	(462,569)	(471,005)
Other liabilities	117,903	(57,548)	(16,651)
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES - CONTINUING OPERATIONS	(6,338,698)	(3,401,712)	25,098
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment	(3,447,047)	(2,059,724)	(1,827,833)
Proceeds from disposal of property, plant and equipment	51,658	28,593	34,979
Purchase of solar power systems	(309,494)	(113,140)
Proceeds from disposal of solar power systems		18,343
Proceeds from sales of inventories reclassified from property, plant and equipment and solar power systems	2,325,454
Advances to related parties	(500)	(1,317)	(8,156)
Repayments from related parties	500	813	28,277
Proceeds from redemption of life insurance policies	5,404	141,754
Purchase of term deposits	(266,564)	(82,600)	(27,874)
Proceeds from maturity of term deposits	215,136	106,043
Purchase of short-term investments	(14,994)	(47,576)	(92,094)
Proceeds from sales of short-term investments	66,669	93,259	169,754
Purchase of long-term investments	(178,755)	(39,481)	(21,418)
Proceeds from sales of long-term investments	33,980	11,776	19,799
Purchase of investments in voluntary partnerships	(54,800)	(153,320)	(28,720)
Return of investments in voluntary partnerships		10,110
Distribution received from voluntary partnerships	7,330
Cash paid for business combination, net of cash acquired	(5,800)	(553,284)	(175,080)
Proceeds from acquisition of subsidiary, net of cash paid		4,000
Payments for acquisition of subsidiary’s equity interests from noncontrolling shareholders	(16,000)
Down payment made for business combination	(89,886)
NET CASH USED IN INVESTING ACTIVITIES - CONTINUING OPERATIONS	(1,677,709)	(2,635,751)	(1,928,366)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of corporate bonds			250,000
Repayments for corporate bonds	(130,000)	(160,000)	(120,000)
Payments for bond issuance costs			(7,280)
Borrowings from short-term and long-term loans	15,160,700	13,545,020	7,554,250
Repayments for short-term and long-term loans	(8,902,079)	(8,230,964)	(6,313,702)
Capital contribution from anonymous partnerships	2,732,130	403,480	132,560
Proceeds from exercise of stock options	12,002	13,160
Repurchase of common shares	(13,631)
Issuance of capital stock			100,926
Deemed contribution in connection with reorganization		264,827	146,298
Distribution to anonymous partnerships	(32,493)	(79,851)
Capital return to anonymous partnerships	(666,900)	(3,340)
Dividend paid	(34,789)	(11,894)	(4,560)
Repayments for finance lease liabilities	(5,157)	(4,160)	(2,303)
Proceeds from initial public offering, net of issuance costs	1,720,031
NET CASH PROVIDED BY FINANCING ACTIVITIES - CONTINUING OPERATIONS	9,839,814	5,736,278	1,736,189
CASH FLOWS FROM DISCONTINUED OPERATIONS
Net cash provided by operating activities – discontinued operations	550	243,471
Net cash provided by investing activities – discontinued operations
Net cash provided by financing activities – discontinued operations
NET CASH PROVIDED BY DISCONTINUED OPERATIONS	550	243,471
NET INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	1,823,957	(57,714)	(167,079)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AS OF THE BEGINNING OF THE YEAR	2,788,003	2,845,717	3,012,796
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AS OF THE END OF THE YEAR	4,611,960	2,788,003	2,845,717
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest expense	414,897	255,415	187,133
Cash paid for income taxes	685,697	266,851	364,058
NON-CASH INVESTING AND FINANCING ACTIVITIES
Liabilities assumed in connection with purchase of property, plant and equipment	7,085	1,958	52,030
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	357,020	508,790	602,560
Remeasurement of operating lease liabilities and right-of-use assets due to lease modification	3,035	92,739	37,142
Finance lease right-of-use assets obtained in exchange for finance lease liabilities	6,720	8,373	2,682
Capital stock issued for acquisition of subsidiary			259,001
Capital return and distribution payable to anonymous partnership	30,888
Reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheets
Cash and cash equivalents	4,017,311	2,542,795	2,742,424
Restricted cash, current	569,469	168,630	27,198
Restricted cash, non-current	25,180	76,578	76,095
Total cash, cash equivalents and restricted cash	¥ 4,611,960	¥ 2,788,003	¥ 2,845,717